Principal Accounting Policies - Schedule Of Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation (Detail) - Available for sale debt securities [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments as at December 31, 2019 and 2020	$ 0
New addition	5,000
Interest income and change in fair value of the investments	196
Fair value of Level 3 investments as at December 31, 2021	$ 5,196